Derivative Instruments and Hedging Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments and hedging activity for the period [Abstract]
Impact of foreign exchange rates on debt instruments recorded in Other Comprehensive Income	$ (1,251,000)	$ 2,532,000	$ 6,169,000
Foreign Exchange Forward [Member] | Cash Flow Hedging [Member]
Derivative instruments and hedging activity for the period [Abstract]
Derivative, fair value	18,900,000	27,900,000
Foreign Currency Denominated Debt, Net Investment Hedging [Member]
Derivative instruments and hedging activity for the period [Abstract]
Carrying value of foreign denominated debt	$ 55,000,000	$ 98,900,000